SCUDDER
                                                                     INVESTMENTS



Scudder Japanese Equity Fund

Supplement to the currently effective prospectuses

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The following revises "The portfolio managers" section of the prospectuses:

The following people are responsible for the management of the fund. Mr. Matsumoto is the fund's Portfolio Manager and is responsible for the day-to-day management of the fund. Mr. Chihara acts as a consultant, and is principally responsible for developing and recommending a model portfolio that is implemented by Mr. Matsumoto.

Hiroshi Matsumoto                          Kenji Chihara
Director of Deutsche Asset Management      Director of Deutsche Trust Bank and
and Portfolio Manager of the fund.         Consultant to the Portfolio Manager
 o Joined Deutsche Asset Management        of the fund.
   in 1997 and the fund in 2005.            o Joined Deutsche Trust Bank in
 o Chief Investment Officer of                1997 and the fund in 2005.
   Deutsche Asset Management Japan.         o Chief Investment Officer of
 o Over 17 years of investment                Deutsche Trust Bank.
   industry experience.                     o Over 18 years of investment
 o Previously served as fund manager          industry experience.
   for Chuo Trust & Banking.                o Previously served as Japanese
 o MBA, University of Chicago,                Equity Fund Manager at Okasan
   Chartered Member of the Security           Investment Management for five
   Analysts Association of Japan.             years and in various positions at
                                              Okasan Securities for five
                                              years prior to joining Deutsche
                                              Asset Management.
                                            o BA, Kyushu University, Chartered
                                              Member of the Security Analysts
                                              Association of Japan.









               Please Retain This Supplement for Future Reference





July 25, 2005